Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Schedule of related party
Name	Relationship with the Company
Chang Dongliang	Founder and principal shareholder of the parent company
MOLBASE Inc.	Parent company
MOLBASE (HK) Limited	Entity under common control of the parent company
MOLBASE (Shanghai) Biotechnology Co., Ltd.	Entity under common control of the parent company
Shanghai MOYU Biotechnology Co., Ltd.	Entity under common control of the parent company
MOXIN Commercial Factoring (Shenzhen) Co., Ltd.	Entity under common control of the parent company
ShaanXi Molbase Logistic Management Co., Ltd.	Entity under common control of the parent company

Schedule of significant related party transactions

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Services provided
MOLBASE (Shanghai) Biotechnology Co., Ltd.	—	—	9,968	1,432

Purchase of goods
MOLBASE (Shanghai) Biotechnology Co., Ltd.	—	—	30,891	4,437

Purchase of services
ShaanXi Molbase Logistic Management Co., Ltd.	—	—	999	143

Repayment of consideration
MOLBASE (Shanghai) Biotechnology Co., Ltd.	—	—	104,190	14,966

Guarantee provided on loans for (1)
MOLBASE (Shanghai) Biotechnology Co., Ltd.	—	—	50,505	7,255

Loans from
MOLBASE (HK) Limited	—	20,875	74,607	10,717
MOLBASE Inc.	—	—	14,274	2,050

Loans to
ShaanXi Molbase Logistic Management Co., Ltd.	—	—	794	114

(1)	In 2019, the Company provided guarantees of RMB50,505 (US$7,255) for MOLBASE (Shanghai) Biotechnology Co., Ltd.’s bank borrowings, which were all due in 2020.

The Company had the following related party balances as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Amounts due from related parties:
Current:
ShaanXi Molbase Logistic Management Co., Ltd.	—	794	114
MOXIN Commercial Factoring (Shenzhen) Co., Ltd.	20	20	3
Shanghai MOYU Biotechnology Co., Ltd.	7	7	1
Chang Dongliang	6	7	1
MOLBASE Inc.	2,224	—	—
MOLBASE (HK) Limited	109	—	—
	2,366	828	119

Amounts due to related parties:
Current:
MOLBASE (HK) Limited (1)	21,550	77,520	11,135
MOLBASE (Shanghai) Biotechnology Co., Ltd. (3)	—	60,533	8,695
MOLBASE Inc. (2)	4,461	5,905	848
Chang Dongliang	1,833	—	—
	27,844	143,958	20,678

Non-current:
MOLBASE (HK) Limited (1)	—	18,528	2,661
MOLBASE Inc. (2)	—	10,605	1,523
MOLBASE (Shanghai) Biotechnology Co., Ltd.	177,776	2,487	358
Chang Dongliang	—	1,833	263
	177,776	33,453	4,805

(1)

As of December 31, 2018 and 2019, amounts due to MOLBASE (HK) Limited represented the cash funding support to the Company for its operations. These balances were unsecured and interest-free . As of December 31, 2019, the due dates for the loans of RMB42,178  (US$6,059) and RMB18,528  (US$2,661) were December 31, 2020 and 2021, respectively, while other balances have no fixed terms of repayment.

(2)

As of December 31, 2018 and 2019, amounts due to MOLBASE Inc. represented the cash funding support to the Company for its operations. These balances were unsecured and interest-free. As of December 31, 2019, the due dates for the loans of RMB4,461  (US$641) and RMB10,605  (US$1,523) were December 31, 2020 and 2021, respectively, while other balances have no fixed terms of repayment.

(3)

As of December 31, 2018 and 2019, amounts due to MOLBASE (Shanghai) Biotechnology Co., Ltd. represented funds provided by Shanghai Biotech to the Company for its operations. Prior to the Reorganization, Shanghai Biotech obtained various short-term and long-term loans from banks to develop the chemical e-commerce business. Upon the Reorganization, the amounts due to Shanghai Biotech will be due in 18 months subsequent to the Reorganization. On June 28, 2019, the Company signed a supplemental agreement with Shanghai Biotech to extend the payment due date from 18 months to 24 months subsequent to the Reorganization.